TAXATION - Tax recoverable and payable (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current assets
Income tax	$ 9,444,898	$ 1,647,398	$ 990,881
Non-current assets
Income tax	15,911	42,513	12,589
Minimum presumed income tax	375	1,899
Total	16,286	44,412	12,589
Liabilities
Income tax	$ 509,034	$ 7,538,764	$ 7,452,891